Equity (Details) - Schedule of Options Activity	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding - beginning, Number of options | shares	1,454,764
Outstanding - beginning, Weighted-average exercise price | $ / shares	$ 0.777
Expired or forfeited Number of options | shares	(5,000)
Expired or forfeited Weighted-average exercise price | $ / shares	$ 1.317
Outstanding - end, Number of options | shares	1,449,764
Outstanding - end, Weighted-average exercise price | $ / shares	$ 0.775
Exercisable at end, Number of options | shares	956,042
Exercisable at end, Weighted-average exercise price | $ / shares	$ 0.586